OTHER LIABILITIES - Accounts payable and other liabilities - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of accounts payable and other liabilities [abstract]
Income received for third parties	$ 3,039,484	$ 2,719,882
Suppliers and services payable	2,803,736	3,228,295
Transactions ATH and ACH	749,578	574,011
Cashier checks	646,688	806,066
Withholdings taxes and labor contributions	611,951	582,910
Contract liability related to concessions	515,688	548,167
Commissions and fees	399,895	331,516
Dividends payable	220,815	598,534
Insurance payables	111,081	150,282
Collection service	101,615	332,368
Checks drawn and not paid	88,128	127,944
Cash surplus	69,291	75,524
Value Added Tax - VAT	59,599	80,307
Collection on behalf of third parties	266,462	339,545
Financial transaction tax	52,787	41,190
Canceled accounts	34,645	35,271
Anticipated income	18,001	91,420
Customer loyalty programs	14,009	221,990
Other liabilities	338,349	660,534
Total other liabilities	$ 10,141,802	$ 11,545,756